Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended			12 Months Ended
	May 15, 2023	May 12, 2023	Apr. 03, 2023	Mar. 15, 2023	Mar. 13, 2023	Jan. 03, 2023	Mar. 31, 2023	Mar. 30, 2023	Mar. 31, 2022	Dec. 31, 2022	Nov. 02, 2022	Sep. 09, 2022
Subsequent Event [Line Items]
Debt instrument, face amount										$ 63	$ 268	$ 700
Debt instrument, interest rate, stated percentage										3.75%		15.00%
Debt instrument convertible conversion price		$ 2.7		$ 2.7
Class of warrant or right exercise price		$ 2.97		$ 2.97
Payment on notes payable outstanding							$ (2,596)		$ 0	$ (15)
Convertible Note Warrants [Member]
Subsequent Event [Line Items]
Warrants expire term				5 years
LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 100
Debt instrument, interest rate, stated percentage					7.00%
Loan repaid date					Mar. 24, 2023
Lmfa Notes, Lmfao Note and Maxim Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 100
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 3,261
Warrant to purchase shares of common stock				328,352
Payment on notes payable outstanding								$ (2,701)
Subsequent Event [Member] | Convertible Note Warrants [Member]
Subsequent Event [Line Items]
Warrants expire term		5 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted				1,207,729
Debt instrument convertible conversion price				$ 2.7
Subsequent Event [Member] | Senior Unsecured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 9,800
Discount of senior unsecured convertible note issued				8.00%
Interest rate of senior unsecured convertible note issued				7.00%
Debt instrument, maturity date				Jun. 15, 2024
Class of warrant or right exercise price				$ 2.97
Warrant expiration period				5 years
Subsequent Event [Member] | First Convertible Note [Member]
Subsequent Event [Line Items]
Principal payment			$ 217
Interest payment			$ 19
Debt conversion, original debt amount	$ 140
Debt conversion, accrued interest, amount	$ 10
Subsequent Event [Member] | First Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	123,104
Subsequent Event [Member] | Second Convertible Note [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted		218,901
Discount of senior unsecured convertible note issued		8.00%
Interest rate of senior unsecured convertible note issued		7.00%
Debt instrument, maturity date		Aug. 12, 2024
Debt conversion, original debt amount		$ 2,174
Subsequent Event [Member] | Second Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued		805,153
Subsequent Event [Member] | LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 100
Debt instrument, interest rate, stated percentage					7.00%
Promissory note prepayment penalty					$ 0
Loan repaid date					Mar. 24, 2023
Subsequent Event [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 100
Subsequent Event [Member] | License Agreement [Member]
Subsequent Event [Line Items]
Proceeds from upfront payment						$ 100